Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of Deferred Income Taxes

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before income taxes	$(10,505,375)	$(2,354,113)	$(3,129,368)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(2,836,451)	(635,611)	(844,929)
Effect of different tax rates in foreign jurisdictions	(83,891)	5,281	27,574
Non-deductible share-based payments	399,087	505,116	481,815
Other permanent items	1,838,169	(620,413)	1,937
Change in deferred tax assets not recognized	2,471,723	733,447	300,505
Share issuance costs	-	(331,660)	(80,711)
True-ups and other	(447,452)	657,981	113,809
Deferred income tax (recovery) expense	$1,341,185	$314,141	$-

Schedule of Deferred Tax Assets and Liabilities

	December 31, 2022	December 31, 2021

Deferred tax assets
Non-capital losses	$2,477,570	$3,818,755

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,567,778)

Net deferred tax liabilities	$(3,090,208)	$(1,749,023)

Schedule of Deductible Temporary Differences

	December 31, 2022	December 31, 2021

Non-capital loss carry forwards	$25,487,951	$23,308,252
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,188,922	8,188,922
Share issue costs	858,548	1,293,588
Property, plant and equipment	7,782,024	372,155
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$67,113,271	$57,958,743